                     SUPPLEMENT DATED FEBRUARY 28, 2017 TO

              PROSPECTUS DATED MAY 1, 2009 (AS SUPPLEMENTED) FOR

         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

This supplement updates certain information contained in your prospectus. Please read it carefully and keep it with your prospectus for future reference.

   Notice of Update to Asset Allocation Models Effective After the Close of
                              Business on April 21, 2017

The Asset Allocation Models available in your contract will be updated effective after the close of business on April 21, 2017.

The current Asset Allocation Models and the updated Asset Allocation Models are provided in the tables below.

45150NY SUPPM 2/28/17

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                        Current through April 21, 2017

                                                                     Portfolios                                       Model A
------------------------------------------------------------------------------------------------------------------------------
Equities
------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth                 ClearBridge Aggressive Growth Fund -- Class FI                                          0%
                                 ---------------------------------------------------------------------------------------------
                                 Oppenheimer Capital Appreciation Fund -- Class A                                        1%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Core                   Invesco Charter Fund -- Class A                                                         3%
                                 ---------------------------------------------------------------------------------------------
                                 Oppenheimer Main Street Fund -- Class A                                                 3%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                  Eaton Vance Special Investment Trust -- Eaton Vance Large-Cap Value Fund --
                                 Class A                                                                                 2%
                                 ---------------------------------------------------------------------------------------------
                                 Lord Abbett Affiliated Fund -- Class A                                                  2%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                   Fidelity Advisor Series II -- Fidelity Advisor Mid Cap II Fund -- Class A               0%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                    Columbia Funds Series Trust -- Columbia Mid Cap Value Fund -- Class A                   1%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                     Lord Abbett Mid Cap Stock Fund -- Class A                                               1%
                                 ---------------------------------------------------------------------------------------------
                                 Oppenheimer Main Street Mid Cap Fund -- Class A                                         0%
------------------------------------------------------------------------------------------------------------------------------
Natural Resources                Prudential Jennison Natural Resources Fund, Inc. -- Class A                             1%
------------------------------------------------------------------------------------------------------------------------------
Global Equity                    Oppenheimer Global Fund -- Class A                                                      1%
------------------------------------------------------------------------------------------------------------------------------
Global REITs                     Cohen & Steers Global Realty Shares, Inc. -- Cohen & Steers Global Realty Shares --
                                 Class A                                                                                 1%
------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth         Columbia Funds Series Trust -- Columbia International Opportunities Fund -- Class A     1%
------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value          AB Trust -- AB International Value Fund -- Class A                                      1%
                                 ---------------------------------------------------------------------------------------------
                                 Allianz Funds -- AllianzGI NFJ International Value Fund -- Class A                      1%
------------------------------------------------------------------------------------------------------------------------------
Foreign Small/Mid Cap            Putnam Investment Funds -- Putnam International Capital Opportunities Fund --
                                 Class A                                                                                 1%
------------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                                                    20%
------------------------------------------------------------------------------------------------------------------------------

Fixed Income
------------------------------------------------------------------------------------------------------------------------------
Long Duration                    PIMCO Long-Term U.S. Government Fund -- Class A                                         4%
------------------------------------------------------------------------------------------------------------------------------
Medium Duration                  JPMorgan Trust II -- JPMorgan Core Bond Fund -- Class A                                28%
                                 ---------------------------------------------------------------------------------------------
                                 PIMCO Funds -- PIMCO Total Return Fund -- Class A                                      28%
------------------------------------------------------------------------------------------------------------------------------
Short Duration                   PIMCO Funds -- PIMCO Low Duration Fund -- Class A                                       4%
------------------------------------------------------------------------------------------------------------------------------
Treasury Inflation -- Protected  American Century Government Income Trust -- American Century Inflation-Adjusted
Securities                       Bond Fund -- Advisor Class                                                              8%
------------------------------------------------------------------------------------------------------------------------------
Domestic High Yield              PIMCO Funds -- PIMCO High Yield Fund -- Class A                                         5%
------------------------------------------------------------------------------------------------------------------------------
Bank Loans                       Eaton Vance Floating-Rate Fund -- Class A                                               3%
------------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                                                80%
------------------------------------------------------------------------------------------------------------------------------

                                    Portfolios                                       Model B Model C Model D Model E
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
ClearBridge Aggressive Growth Fund -- Class FI                                          2%      2%      3%      4%
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund -- Class A                                        2%      3%      4%      5%
--------------------------------------------------------------------------------------------------------------------
Invesco Charter Fund -- Class A                                                         6%      9%     12%     15%
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund -- Class A                                                 6%     10%     13%     16%
--------------------------------------------------------------------------------------------------------------------
Eaton Vance Special Investment Trust -- Eaton Vance Large-Cap Value Fund --
Class A                                                                                 4%      6%      8%     10%
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Affiliated Fund -- Class A                                                  3%      5%      6%      8%
--------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Series II -- Fidelity Advisor Mid Cap II Fund -- Class A               1%      2%      2%      2%
--------------------------------------------------------------------------------------------------------------------
Columbia Funds Series Trust -- Columbia Mid Cap Value Fund -- Class A                   1%      2%      3%      4%
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Stock Fund -- Class A                                               2%      2%      3%      4%
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Mid Cap Fund -- Class A                                         2%      2%      3%      3%
--------------------------------------------------------------------------------------------------------------------
Prudential Jennison Natural Resources Fund, Inc. -- Class A                             1%      2%      2%      3%
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -- Class A                                                      2%      3%      4%      5%
--------------------------------------------------------------------------------------------------------------------
Cohen & Steers Global Realty Shares, Inc. -- Cohen & Steers Global Realty Shares --
Class A                                                                                 1%      2%      3%      3%
--------------------------------------------------------------------------------------------------------------------
Columbia Funds Series Trust -- Columbia International Opportunities Fund -- Class A     2%      2%      3%      4%
--------------------------------------------------------------------------------------------------------------------
AB Trust -- AB International Value Fund -- Class A                                      2%      3%      4%      5%
--------------------------------------------------------------------------------------------------------------------
Allianz Funds -- AllianzGI NFJ International Value Fund -- Class A                      2%      3%      5%      6%
--------------------------------------------------------------------------------------------------------------------
Putnam Investment Funds -- Putnam International Capital Opportunities Fund --
Class A                                                                                 1%      2%      2%      3%
--------------------------------------------------------------------------------------------------------------------

                                                                                       40%     60%     80%    100%
--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
PIMCO Long-Term U.S. Government Fund -- Class A                                         3%      2%      1%      0%
--------------------------------------------------------------------------------------------------------------------
JPMorgan Trust II -- JPMorgan Core Bond Fund -- Class A                                21%     14%      7%      0%
--------------------------------------------------------------------------------------------------------------------
PIMCO Funds -- PIMCO Total Return Fund -- Class A                                      21%     14%      7%      0%
--------------------------------------------------------------------------------------------------------------------
PIMCO Funds -- PIMCO Low Duration Fund -- Class A                                       3%      2%      1%      0%
--------------------------------------------------------------------------------------------------------------------
American Century Government Income Trust -- American Century Inflation-Adjusted
Bond Fund -- Advisor Class                                                              6%      4%      2%      0%
--------------------------------------------------------------------------------------------------------------------
PIMCO Funds -- PIMCO High Yield Fund -- Class A                                         4%      2%      1%      0%
--------------------------------------------------------------------------------------------------------------------
Eaton Vance Floating-Rate Fund -- Class A                                               2%      2%      1%      0%
--------------------------------------------------------------------------------------------------------------------

                                                                                       60%     40%     20%      0%
--------------------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

            Effective after the close of business on April 21, 2017

                                                                     Portfolios                                       Model A
------------------------------------------------------------------------------------------------------------------------------
Equities
------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth                 Davis New York Venture Fund -- Class A                                                  2%
                                 ---------------------------------------------------------------------------------------------
                                 Oppenheimer Capital Appreciation Fund -- Class A                                        1%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Core                   Invesco Charter Fund -- Class A                                                         2%
                                 ---------------------------------------------------------------------------------------------
                                 Oppenheimer Main Street Fund -- Class A                                                 2%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                  Allianz Funds -- AllianzGI NFJ Large-Cap Value Fund -- Class A                          1%
                                 ---------------------------------------------------------------------------------------------
                                 Lord Abbett Affiliated Fund -- Class A                                                  1%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                   Fidelity Advisor Series II -- Fidelity Advisor Mid Cap II Fund -- Class A               1%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                    Columbia Funds Series Trust -- Columbia Mid Cap Value Fund -- Class A                   1%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                     Lord Abbett Mid Cap Stock Fund -- Class A                                               1%
                                 ---------------------------------------------------------------------------------------------
                                 Oppenheimer Main Street Mid Cap Fund -- Class A                                         1%
------------------------------------------------------------------------------------------------------------------------------
Natural Resources                Prudential Jennison Natural Resources Fund, Inc. -- Class A                             1%
------------------------------------------------------------------------------------------------------------------------------
Global Equity                    Oppenheimer Global Fund -- Class A                                                      1%
------------------------------------------------------------------------------------------------------------------------------
Global REITs                     Cohen & Steers Global Realty Shares, Inc. -- Cohen & Steers Global Realty Shares --
                                 Class A                                                                                 1%
------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth         Columbia Funds Series Trust -- Columbia Select International Equity Fund -- Class A     1%
------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value          AB Trust -- AB International Value Fund -- Class A                                      1%
                                 ---------------------------------------------------------------------------------------------
                                 Allianz Funds -- AllianzGI NFJ International Value Fund -- Class A                      1%
------------------------------------------------------------------------------------------------------------------------------
Foreign Small/Mid Cap            Putnam Investment Funds -- Putnam International Capital Opportunities Fund --
                                 Class A                                                                                 1%
------------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                                                    20%
------------------------------------------------------------------------------------------------------------------------------

Fixed Income
------------------------------------------------------------------------------------------------------------------------------
Long Duration                    PIMCO Long-Term U.S. Government Fund -- Class A                                         4%
------------------------------------------------------------------------------------------------------------------------------
Medium Duration                  JPMorgan Trust II -- JPMorgan Core Bond Fund -- Class A                                27%
                                 ---------------------------------------------------------------------------------------------
                                 PIMCO Funds -- PIMCO Total Return Fund -- Class A                                      27%
------------------------------------------------------------------------------------------------------------------------------
Short Duration                   PIMCO Funds -- PIMCO Low Duration Fund -- Class A                                       4%
------------------------------------------------------------------------------------------------------------------------------
Treasury Inflation -- Protected  American Century Government Income Trust -- American Century Inflation-Adjusted
Securities                       Bond Fund -- Advisor Class                                                              8%
------------------------------------------------------------------------------------------------------------------------------
Domestic High Yield              PIMCO Funds -- PIMCO High Yield Fund -- Class A                                         5%
------------------------------------------------------------------------------------------------------------------------------
Bank Loans                       Eaton Vance Floating-Rate Fund -- Class A                                               5%
------------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                                                80%
------------------------------------------------------------------------------------------------------------------------------

                                    Portfolios                                       Model B Model C Model D Model E
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Davis New York Venture Fund -- Class A                                                  4%      5%      7%      9%
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund -- Class A                                        3%      4%      6%      7%
--------------------------------------------------------------------------------------------------------------------
Invesco Charter Fund -- Class A                                                         5%      9%     12%     15%
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund -- Class A                                                 6%     10%     13%     16%
--------------------------------------------------------------------------------------------------------------------
Allianz Funds -- AllianzGI NFJ Large-Cap Value Fund -- Class A                          2%      3%      5%      5%
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Affiliated Fund -- Class A                                                  2%      4%      5%      6%
--------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Series II -- Fidelity Advisor Mid Cap II Fund -- Class A               2%      3%      3%      4%
--------------------------------------------------------------------------------------------------------------------
Columbia Funds Series Trust -- Columbia Mid Cap Value Fund -- Class A                   2%      2%      3%      4%
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Stock Fund -- Class A                                               2%      2%      3%      4%
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Mid Cap Fund -- Class A                                         1%      2%      2%      3%
--------------------------------------------------------------------------------------------------------------------
Prudential Jennison Natural Resources Fund, Inc. -- Class A                             2%      3%      5%      5%
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -- Class A                                                      2%      3%      4%      5%
--------------------------------------------------------------------------------------------------------------------
Cohen & Steers Global Realty Shares, Inc. -- Cohen & Steers Global Realty Shares --
Class A                                                                                 1%      2%      2%      3%
--------------------------------------------------------------------------------------------------------------------
Columbia Funds Series Trust -- Columbia Select International Equity Fund -- Class A     2%      2%      3%      4%
--------------------------------------------------------------------------------------------------------------------
AB Trust -- AB International Value Fund -- Class A                                      1%      2%      2%      3%
--------------------------------------------------------------------------------------------------------------------
Allianz Funds -- AllianzGI NFJ International Value Fund -- Class A                      2%      2%      3%      4%
--------------------------------------------------------------------------------------------------------------------
Putnam Investment Funds -- Putnam International Capital Opportunities Fund --
Class A                                                                                 1%      2%      2%      3%
--------------------------------------------------------------------------------------------------------------------

                                                                                       40%     60%     80%    100%
--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
PIMCO Long-Term U.S. Government Fund -- Class A                                         3%      2%      2%      0%
--------------------------------------------------------------------------------------------------------------------
JPMorgan Trust II -- JPMorgan Core Bond Fund -- Class A                                20%     14%      5%      0%
--------------------------------------------------------------------------------------------------------------------
PIMCO Funds -- PIMCO Total Return Fund -- Class A                                      20%     14%      5%      0%
--------------------------------------------------------------------------------------------------------------------
PIMCO Funds -- PIMCO Low Duration Fund -- Class A                                       3%      2%      2%      0%
--------------------------------------------------------------------------------------------------------------------
American Century Government Income Trust -- American Century Inflation-Adjusted
Bond Fund -- Advisor Class                                                              6%      4%      2%      0%
--------------------------------------------------------------------------------------------------------------------
PIMCO Funds -- PIMCO High Yield Fund -- Class A                                         4%      2%      2%      0%
--------------------------------------------------------------------------------------------------------------------
Eaton Vance Floating-Rate Fund -- Class A                                               4%      2%      2%      0%
--------------------------------------------------------------------------------------------------------------------

                                                                                       60%     40%     20%      0%
--------------------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL

                    Core Asset Class                                                                  Fixed Income Asset
                     (20% to 80%)                            Specialty Asset Class (0% to 20%)        Class (20% to 60%)
----------------------------------------------------------------------------------------------------------------------------
AB Balanced Wealth Strategy -- Class A                    AB International Value Fund -- Class A   JPMorgan Core Bond Fund
AB Wealth Appreciation Strategy -- Class A                AB Small Cap Growth Portfolio -- Class A  -- Class A
American Century Equity Income Fund -- A Class            AllianzGI NFJ International Value Fund   PIMCO Long-Term U.S.
BlackRock Basic Value Fund -- Investor A                   -- Class A                               Government Fund --
BlackRock Global Allocation Fund -- Investor A            AllianzGI NFJ Large-Cap Value Fund --     Class A
Columbia Acorn Fund -- Class A                             Class A                                 PIMCO Low Duration Fund
Davis New York Venture Fund -- Class A                    American Century Inflation-Adjusted       -- Class A
Eaton Vance Large-Cap Value Fund -- Class A                Bond Fund -- Advisor Class              PIMCO Total Return Fund
Fidelity Advisor Balanced Fund -- Class A                 Calamos Growth Fund -- Class A            -- Class A
Fidelity Advisor New Insights Fund -- Class A             ClearBridge Aggressive Growth Fund,
Franklin Founding Fund Allocation Fund -- Class A*         Inc. -- Class FI
Highland Total Return Fund -- Class A                     ClearBridge Value Trust -- Class FI
Invesco Charter Fund -- Class A                           Cohen & Steers Global Realty Shares --
Invesco Comstock Fund -- Class A                           Class A
JPMorgan Investor Growth & Income Fund -- Class A         Columbia Select International Equity
Lord Abbett Affiliated Fund -- Class A                     Fund -- Class A
Lord Abbett Mid Cap Stock Fund -- Class A                 Columbia Large Cap Growth Fund III --
Oppenheimer Capital Appreciation Fund -- Class A           Class A
Oppenheimer Global Fund -- Class A                        Columbia Mid Cap Value Fund -- Class A
Oppenheimer Main Street Fund -- Class A                   Eaton Vance Floating-Rate Fund --
T. Rowe Price Capital Appreciation Fund -- Advisor Class   Class A
T. Rowe Price Equity Income Fund -- Advisor Class         Federated Kaufmann Fund -- Class A
T. Rowe Price Growth Stock Fund -- Advisor Class          Fidelity Advisor Equity Growth Fund --
                                                           Class A
                                                          Fidelity Advisor Leveraged Company
                                                           Stock Fund -- Class A
                                                          Fidelity Advisor Mid Cap II Fund --
                                                           Class A
                                                          Franklin Small Cap Value Fund -- Class A
                                                          Janus Adviser Forty Fund -- Class A
                                                          Lord Abbett Bond-Debenture Fund --
                                                           Class A
                                                          Oppenheimer Main Street Mid Cap Fund --
                                                           Class A
                                                          PIMCO High Yield Fund -- Class A
                                                          Prudential Jennison 20/20 Focus Fund --
                                                           Class A
                                                          Prudential Jennison Natural Resources
                                                           Fund, Inc. -- Class A
                                                          Putnam International Capital
                                                           Opportunities Fund -- Class A
                                                          Thornburg Core Growth Fund -- Class A
                                                          Thornburg International Value Fund --
                                                           Class A

*Not available for contracts issued on or after January 5, 2009

If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model.

If you do not wish to accept the changes to your selected Model, you have the following alternatives. If you elected Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of your contract prospectus discussing the riders), or to one of the other available Asset Allocation Models. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy, and any attempt to allocate assets otherwise will be considered not in good order and rejected.

If you did not elect either Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with AssetMark, Inc. ("AssetMark"), your investment adviser for purposes of the Asset Allocation Program, and AssetMark provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by AssetMark with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from AssetMark about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.